INTANGIBLE ASSETS (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Amortization of software included in cost of sales	$ 14,415	$ 11,755
Recoverable Amount
Cost, impairment	(70,594)
Computer software [member]
IfrsStatementLineItems [Line Items]
Amortization of software included in cost of sales	14,415	11,755
Cost, impairment	$ (70,594)